Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2019
Prospectus Date	rr_ProspectusDate	Jun. 28, 2019
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFDX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFEX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFFX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFGX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFHX